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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	May 15, 2012
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total: $409,871
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  	Sole
--------------		--------    -----      -------------   ----------  -------   -----  ----------		----
21VIANET GROUP INC   SPONSORED ADR  90138A103	     205	 18,100	   SH		    SOLE		18,100
APPLE INC		  COM	    037833100	  43,162 	 72,000    SH 		    SOLE		72,000
COMCAST CORP NEW	  CL A	    20030N101	  10,828 	360,800    SH 		    SOLE       	       360,800
CROWN CASTLE INTL CORP	  COM	    228227104	   6,422        120,400	   SH		    SOLE       	       120,400
EQUINIX INC		  COM NEW   29444U502	 120,260 	763,800    SH 		    SOLE               763,800
FUSION-IO INC		  COM	    36112J107	   3,418 	120,300    SH 		    SOLE               120,300
GENERAL MTRS CO	  	  COM	    37045V100	   7,695	300,000	   SH		    SOLE               300,000
GOOGLE INC 		  CLA	    38259P508	  30,908	 48,200    SH		    SOLE		48,200
MASTERCARD INC  	  CLA	    57636Q104	  25,443	 60,500    SH		    SOLE		60,500
MGM RESORTS INTERNATIONAL COM	    552953101	   3,281 	240,900    SH 		    SOLE               240,900
NETFLIX INC		  COM	    64110L106	  13,816 	120,100    SH 		    SOLE               120,100
OCH ZIFF CAP MGMT CORP	  CLA	    67551U105	   7,860	847,000    SH		    SOLE               847,000
OPENTABLE INC		  COM	    68372A104	   4,290	106,000	   SH		    SOLE               106,000
POLYCOM INC		  COM	    73172K104	  10,311 	540,700    SH 		    SOLE               540,700
PRICELINE COM INC	  COM NEW   741503403	  21,525	 30,000	   SH		    SOLE		30,000
QUALCOMM INC	          COM	    747525103	  20,474	301,000	   SH		    SOLE               301,000
RACKSPACE HOSTING INC 	  COM	    750086100	  34,894	603,800	   SH		    SOLE               603,800
SPREADTRUM COMMUNICATIONS ADR	    849415203	   5,933	359,570	   SH		    SOLE               359,570
   IN
TRIPADVISOR INC		  COM	    896945201	  19,290 	540,800    SH 		    SOLE               540,800
TW TELECOM INC		  COM	    87311L104	   5,318 	240,000    SH 		    SOLE               240,000
VERINT SYS INC 	  	  COM	    92343X100	   3,689	113,880	   SH		    SOLE               113,880
WEYERHAEUSER CO		  COM       962166104	   5,151	235,000	   SH		    SOLE               235,000
GENERAL MTRS CO	 *W EXP 07/10/2012  37045V118	   2,200	132,312	   SH		    SOLE               132,312
GENERAL MTRS CO	 *W EXP 07/10/2012  37045V126	   3,498	312,312	   SH		    SOLE               312,312



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